Equity - Summary of Movement of Number of Shares and Share Capital (Detail) ₨ in Thousands, $ in Millions		12 Months Ended
		Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2019 INR (₨) shares
Disclosure of classes of share capital [line items]
Allotment of shares held in abeyance	[1]			525
Allotment of shares held in abeyance | ₨	[1]			₨ 0
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		3,088,973,894	3,088,973,894	2,887,348,694	2,887,348,428
Shares issued					266
Allotment of shares held in abeyance	[1]			1,793
Shares at the end (in shares)		3,320,307,765	3,320,307,765	3,088,973,894	2,887,348,694
Shares at the beginning | ₨			₨ 6,178,400	₨ 5,775,200	₨ 5,775,200
Shares issued | ₨	[2]				0
Allotment of shares held in abeyance | ₨	[1]			0
Shares at the end		$ 90.8	₨ 6,641,100	₨ 6,178,400	₨ 5,775,200
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued		231,333,871	231,333,871	201,623,407
Shares issued | ₨			₨ 462,700	₨ 403,200
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning (in shares)		508,502,896	508,502,896	508,502,371	508,502,291
Shares issued					80
Shares at the end (in shares)		508,502,896	508,502,896	508,502,896	508,502,371
Shares at the beginning | ₨			₨ 1,017,000	₨ 1,017,000	₨ 1,017,000
Shares issued | ₨	[2]				0
Shares at the end		$ 13.9	₨ 1,017,000	₨ 1,017,000	₨ 1,017,000

[1]	Out of shares held in abeyance—Rights issue of 2001, 2008 and 2015.
[2]	Amounts less than Rs. 50,000